Stock Options (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted-average grant-date fair value of options granted	$ 1.63	$ 4.55
Unrecognized stock based compensation	$ 475,097	$ 1,260,990
Share based compensation	1,012,592	1,195,819
Stock based charges relating to purchase of machinery	63,612	253,337
Stock based charges relating to acquisition	60,435	122,701
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation	915,796	1,091,227
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation	$ 96,795	$ 105,592